Restructuring And Acquisition Integration Charges	12 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Restructuring And Acquisition Integration Charges

NOTE 5. RESTRUCTURING AND ACQUISITION INTEGRATION CHARGES

Restructuring and acquisition integration charges are expensed as incurred.

The following is a summary of restructuring and acquisition integration charges for the fiscal years ended June 30, 2013, 2012 and 2011:

	Fiscal Year Ended June 30,
(in millions)	2013	2012	2011
Restructuring Charges	$17	$33	$60
Acquisition Integration Charges	1	—	4

Total Restructuring and Acquisition Integration Charges	$18	$33	$64

Restructuring Charges

In fiscal year 2011, we initiated a global restructuring program (the “2011 Plan”), which was initially expected to result in a reduction of approximately 700 positions. The 2011 Plan resulted in a reduction of approximately 850 positions in fiscal year 2011. Restructuring costs associated with the 2011 Plan of approximately $50 million were recorded to the “Restructuring and Acquisition Integration Charges” line within our consolidated statements of income as they were incurred. Substantially all of the costs associated with the 2011 Plan were incurred as of June 30, 2011. The final restructuring costs associated with the 2011 Plan were $54 million and were incurred as of June 30, 2012.

In addition to the restructuring programs discussed above, we periodically incur costs to implement restructuring efforts for specific operations, which are recorded within our consolidated statements of income as they are incurred.

The restructuring plans focus on various aspects of operations, including closing and consolidating certain manufacturing operations, rationalizing headcount, and aligning operations in the most strategic and cost-efficient structure.

As discussed in note 1, in order to better align our operating and reportable segments with our updated business profile, commencing with the quarter ended September 30, 2011, we re-segmented our businesses into two new segments: Medical Systems and Procedural Solutions. Additionally, during the quarter ended September 30, 2012, we combined our respiratory diagnostics products with the Respiratory Technologies business line within the Medical Systems segment. Our respiratory diagnostics products had previously been reported within the Procedural Solutions segment as “Other.”

The following table segregates our restructuring charges into our reportable segments and, along with the following paragraphs, provides additional detail regarding the types of restructuring charges incurred by us for the fiscal years ended June 30, 2013, 2012 and 2011, net of reclassification adjustments to conform to the current period presentation:

	Fiscal Year Ended June 30,
(in millions)	2013	2012	2011
Medical Systems
Employee-Related Costs	$12	$14	$33
Facility Exit and Other Costs	—	4	1

Total Medical Systems	12	18	34
Procedural Solutions
Employee-Related Costs	$3	$13	$18
Facility Exit and Other Costs	2	2	8

Total Procedural Solutions	5	15	26

Total Restructuring Charges	$17	$33	$60

Employee-Related Costs.    These costs primarily consist of severance accrued upon either communication of terms to employees or over the required service period, outplacement services provided to employees who have been involuntarily terminated and associated payroll costs.

Facility Exit and Other Costs.    These costs primarily consist of accelerated depreciation, equipment relocation costs, project consulting fees, and costs associated with restructuring our delivery of information technology infrastructure services.

Restructuring Accrual Rollforward.    The following table summarizes activity related to liabilities associated with our restructuring charges as of June 30, 2013, 2012 and 2011, which are included within “Other Accrued Liabilities” in the consolidated balance sheets:

(in millions)	2011 Plan[2]	Other Restructuring Plans	Total Restructuring Plans
Accrued at June 30, 2010	$—	$8	$8
Accrued Costs	46	14	60
Cash Payments	(39)	(17)	(56)

Accrued at June 30, 2011	$7	$5	$12

Accrued Costs	2	25	27
Cash Payments	(9)	(20)	(29)

Accrued at June 30, 2012	$—	$10	$10

Accrued Costs	—	17	17
Cash Payments	—	(20)	(20)

Accrued at June 30, 2013	$—	$7	$7

Total Final Costs Expensed[1]	$54

[1]	Total costs expensed to date and total program costs are not provided separately for other restructuring programs based on the short duration and smaller size of these programs.
[2]

The costs associated with the 2011 Plan primarily consist of severance and outplacement services and associated payroll costs accrued upon either communication of terms to employees or over the required service period, excluding impairment charges of $6 million.

Acquisition Integration Charges

Costs of integrating operations of various acquired companies are recorded as acquisition integration charges when incurred. The acquisition integration charges incurred during fiscal year 2011 were primarily the result of the acquisition of Medegen in May 2010. The acquisition integration charges incurred during fiscal year 2013 were the result of the acquisition of Intermed in November 2012.

Certain restructuring and acquisition costs are based upon estimates. Actual amounts paid may ultimately differ from these estimates. If additional costs are incurred or recognized amounts exceed costs, such changes in estimates will be recognized when they occur.